UNAUDITED CONDENSED CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Net loss	$ (90,610)	$ (38,378)	$ (111,206)	$ (173,829)	$ (137,061)
Derivative financial instruments:
Effective portion of net unrealized losses			0	(1,365)	(5,188)
Reclassification from accumulated other comprehensive loss to net income (loss)	0	144	335	5,856	2,838
Defined benefit pension plan:
Pension liability adjustment			11,221	(4,185)	(12,079)
Amortization of net loss and prior service cost	213	573	2,282	2,960	2,002
Other			0	119	23
Other comprehensive income (loss)	213	717	13,838	3,385	(12,404)
Comprehensive loss	(90,397)	(37,661)	(97,368)	(170,444)	(149,465)
VERSO PAPER HOLDINGS LLC
Net loss	(90,601)	(37,769)	(111,152)	(166,170)	(122,529)
Derivative financial instruments:
Effective portion of net unrealized losses			0	(1,365)	(5,188)
Reclassification from accumulated other comprehensive loss to net income (loss)	0	144	335	5,856	2,838
Defined benefit pension plan:
Pension liability adjustment			11,221	(4,185)	(12,079)
Amortization of net loss and prior service cost	213	573	2,282	2,960	2,002
Other			0	119	23
Other comprehensive income (loss)	213	717	13,838	3,385	(12,404)
Comprehensive loss	$ (90,388)	$ (37,052)	$ (97,314)	$ (162,785)	$ (134,933)